Shareholders Equity	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Shareholders Equity
Shareholders' Equity

Note 9 – Stockholders’ Equity

During the six months ended November 30, 2025, the Company converted loans of $2,193,195 and interest of $90,954 into 4,870,291 shares at a price of $0.90 - $0.45/share.

During the six months ended November 30, 2025, the Company issued 130,000 shares for cash of $117,000 at $0.90 per share.

During the six months ended November 30, 2025, the Company issued 454,661 shares at $0.90 - $0.44/share for compensation of $254,868.

During the six months ended November 30, 2025, the Company issued commitment shares of 88,000 at $0.70 - $0.52/share valued at $54,040 to three note holders in connection with the purchase of their respective notes. These commitment shares are reflected in equity and as debt discounts on their respective notes.

Note 6 – Shareholders’ Equity

During the year ended May 31, 2025, Karbon-X Corp completed following private placement pursuant to Rule 506(c) of the Securities Exchange Act of 1934, as amended.

During the year ended May 31, 2025, the Company sold 1,926,742 shares at $0.90 per share for total proceeds of $1,712,099.

On March 31, 2025, the Company converted a loan for $350,000 principal and $16,724 interest into 407,471 shares at a price of $0.90 per share.

On March 31, 2025, the Company issued 57,875 shares at $2.04 per share for compensation of $118,007.

On May 22, 2025, the Company converted 360,000 options related to its stock option plan into 205,715 shares via a cashless exercise.

On May 15, 2025, 10,400 warrants were exercised in a cashless exercise for 7,429 shares.